Acquisitions - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 1,174.0	$ 1,173.5	$ 1,166.9	$ 1,166.4
Business Acquisition
Business Acquisition [Line Items]
Current assets		2.8	0.5
Property and equipment		20.4	2.6
Goodwill		12.0	1.3
Other intangible assets		31.2	5.5
Total assets acquired		66.4	9.9
Current liabilities		4.3	1.3
Total liabilities assumed		10.1	1.3
Net assets acquired		$ 56.3	$ 8.6